Stock-Based Compensation (Details) (Options, UHS Holdco, Inc., (Parent), USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Options | UHS Holdco, Inc., (Parent)
Stock-based compensation
Shares authorized under the plan	43,900,000
Contractual term	10 years
Vesting period	6 years
Portion of awards having fixed vesting schedules	0.50
Portion of awards vesting upon achievement of established performance targets	0.50
Number of Options
Outstanding at the beginning of the period (in shares)	38,195,000	39,523,000
Granted (in shares)	6,403,000
Exercised (in shares)	(150,000)	(41,000)
Forfeited or expired (in shares)	(7,780,000)	(1,287,000)
Outstanding at the end of the period (in shares)	36,668,000	38,195,000	39,523,000
Exercisable at the end of the period (in shares)	29,752,000
Remaining authorized options not yet issued (in shares)	7,019,000
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 1.05	$ 1.06
Granted (in dollars per share)	$ 1.40
Exercised (in dollars per share)	$ 1.00	$ 1.00
Forfeited or expired (in dollars per share)	$ 1.04	$ 1.11
Outstanding at the end of the period (in dollars per share)	$ 1.12	$ 1.05	$ 1.06
Exercisable at the end of the period (in dollars per share)	$ 1.04
Aggregate intrinsic value
Outstanding	$ 11,253	$ 25,046	$ 37,315
Exercised	60	29
Exercisable	$ 11,043
Weighted average remaining contractual term
Outstanding	5 years 7 months 6 days	5 years 8 months 12 days	6 years 9 months 18 days
Exercisable	4 years 9 months 18 days